Label	Element	Value
Overlay Shares Short Term Bond ETF | Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.80%
Overlay Shares Short Term Bond ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Overlay Shares Short Term Bond ETF | CBOE S&P 500 Index [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.40%)